UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment                 [   ]; Amendment Number:
This Amendment (Check only one.):       [   ]  is a restatement
                                        [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name               Allen Holding Inc.
         --------------------------------------------------
Address            711 Fifth Avenue
         --------------------------------------------------
                   New York, New York 10022
         --------------------------------------------------

Form 13F File Number:      28-4174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Howard M. Felson
         ----------------------------------------
Title:        Vice President
         ----------------------------------------
Phone:        (212) 832-8000
         ----------------------------------------
Signature, Place, and Date of Signing:

 /s/ HOWARD FELSON        New York, New York        November 9, 2006
-------------------    ---------------------      ---------------------------
[Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager Form 13F:

File Number             NAME
28-11378                Allen Investment Management LLC

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     1

Form 13F Information Table Entry Total:                               37

Form 13F Information Table Value Total:                     $300,249,472
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

       Form 13F File
No.       Number            Name
----    ------------    -----------------------------
1.      28-3765          Allen & Company Incorporated


     Explanatory Note: Allen Holding Inc. ("AHI") hereby advises that Allen Investment Management LLC ("Allen Investment") and AHI may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which Allen Investment exercises direct control. Allen Investment is separately filing a Form 13F which includes the 13(f) securities for which it may be deemed to share investment discretion with AHI. This statement shall not be deemed an admission that AHI and Allen Investment share beneficial ownership of reported securities for other purposes, including Section 13(d) of the Act.

           ITEM 1              ITEM 2          ITEM 3          ITEM 4         ITEM 5

                                                              TOTAL
       NAME OF ISSUER         CLASS         CUSIP NUMBER      VALUE        POSITION

BERKSHIRE HATHAWAY INC DEL    CL A           084670108       28740000          300
CARDICA INC                   COM            14141R101       941392.2       224141
CENTENE CORP DEL              COM            15135B101      1321447.2        80380
COCA COLA CO                  COM            191216100    127245065.6      2847920
CONVERA CORP                  CL A           211919105     1087962.56       205664
CONVERA CORP                  CL A           211919105        2645000       500000
CONVERA CORP                  CL A           211919105    16810805.34      3177846
CONVERA CORP                  CL A           211919105         253920        48000
CONVERA CORP                  CL A           211919105        7855650      1485000
CONVERA CORP                  CL A           211919105         529000       100000
CONVERA CORP                  CL A           211919105         158700        30000
CONVERA CORP                  CL A           211919105      352668.43        66667
CONVERA CORP                  CL A           211919105    33390887.33      6312077
DELL INC                      COM            24702R101        1142000        50000
ELECTRO OPTICAL SCIENCES INC  COM            285192100      668029.86       125806
ELECTRO OPTICAL SCIENCES INC  COM            285192100      308909.25        58175
ELECTRO OPTICAL SCIENCES INC  COM            285192100          159.3           30
EXPEDIA INC DEL               COM            30212P105    25210006.08      1607781
EXPEDIA INC DEL               COM            30212P105     1339448.32        85424
EXPEDIA INC DEL               COM            30212P105        2116800       135000
EXPEDIA INC DEL               COM            30212P105      269993.92        17219
HOUSEVALUES INC               COM            44183Y102         223672        38300
IAC INTERACTIVECORP           COM NEW        44919P300    31859781.56      1107781
IAC INTERACTIVECORP           COM NEW        44919P300     2456794.24        85424
IAC INTERACTIVECORP           COM NEW        44919P300         575200        20000
IAC INTERACTIVECORP           COM NEW        44919P300       43370.08         1508
IAC INTERACTIVECORP           COM NEW        44919P300      495218.44        17219
IBIS TECHNOLOGY CORP          COM            450909106          35700        10000
INFINITY PPTY & CAS CORP      COM            45665Q103         616950        15000
KNOT INC                      COM            499184109        4647300       210000
MANNKIND CORP                 COM            56400P201        1696339        89281
NET 1 UEPS TECHNOLOGIES INC   COM NEW        64107N206         571500        25000
NIKE INC                      CL B           654106103        1051440        12000
ONVIA INC                     COM NEW        68338T403         387000        75000
OPSWARE INC                   COM            68383A101      1361861.5       151150
PRICELINE COM INC             COM NEW        741503403        1574612        42800
PRICELINE COM INC             COM NEW        741503403         264888         7200

                                                         -------------
                                                          300,249,472
                                                         =============


           ITEM 1                         ITEM 6                  ITEM 7             ITEM 8
                               ---INVESTMENT DISCRETION---                ---VOTING AUTHORITY---
                                 (a)           (b)       (C)                   (a)     (b)      (C)
       NAME OF ISSUER           SOLE         SHARED     OTHER   MANAGERS      SOLE     SHARED  OTHER

BERKSHIRE HATHAWAY INC DEL                      300                 1          300
CARDICA INC                                  224141                 1       224141
CENTENE CORP DEL                              80380                          80380
COCA COLA CO                                2847920                 1      2847920
CONVERA CORP                                 205664                 1       205664
CONVERA CORP                                 500000                 1       500000
CONVERA CORP                                3177846                 1      3177846
CONVERA CORP                                  48000                 1        48000
CONVERA CORP                                1485000                 1      1485000
CONVERA CORP                                 100000                         100000
CONVERA CORP                                  30000                          30000
CONVERA CORP                                  66667                          66667
CONVERA CORP                   6312077                                     6312077
DELL INC                                      50000                          50000
ELECTRO OPTICAL SCIENCES INC                 125806                 1       125806
ELECTRO OPTICAL SCIENCES INC                  58175                 1        58175
ELECTRO OPTICAL SCIENCES INC                     30                             30
EXPEDIA INC DEL                             1607781                 1      1607781
EXPEDIA INC DEL                               85424                 1        85424
EXPEDIA INC DEL                              135000                         135000
EXPEDIA INC DEL                  17219                                       17219
HOUSEVALUES INC                               38300                          38300
IAC INTERACTIVECORP                         1107781                 1      1107781
IAC INTERACTIVECORP                           85424                 1        85424
IAC INTERACTIVECORP                           20000                          20000
IAC INTERACTIVECORP                            1508                           1508
IAC INTERACTIVECORP              17219                                       17219
IBIS TECHNOLOGY CORP                          10000                          10000
INFINITY PPTY & CAS CORP                      15000                          15000
KNOT INC                                     210000                         210000
MANNKIND CORP                                 89281                 1        89281
NET 1 UEPS TECHNOLOGIES INC                   25000                          25000
NIKE INC                                      12000                          12000
ONVIA INC                                     75000                          75000
OPSWARE INC                                  151150                         151150
PRICELINE COM INC                             42800                 1        42800
PRICELINE COM INC                              7200                 1         7200



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